Financial risk management - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 05, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Financial risk management
Borrowings		¥ 824,045	¥ 754,774
Unrealized losses arising from financial instruments measured at fair value		(4,900)
Financial assets at fair value through other comprehensive income		195,789	104,970	$ 26,823
Financial assets at fair value through profit or loss		¥ 3,205	¥ 104,952
Customer One
Financial risk management
Percentage of entities revenue			23.00%
Customer One | Bottom of range
Financial risk management
Percentage of entities revenue			10.00%
Customer Two
Financial risk management
Percentage of entities revenue			17.00%
Customer Two | Bottom of range
Financial risk management
Percentage of entities revenue			10.00%
No Customers | Bottom of range
Financial risk management
Percentage of entities revenue		10.00%
Anji Datacom | Supplier concentration risk
Financial risk management
Percentage of Cost of Sales		11.00%	9.00%
Contract Term		5 years
Contract Expiration Date		Mar. 30, 2027
Interest rate risk
Financial risk management
Borrowings		¥ 683,000	¥ 754,800
Percentage of reasonably possible increase in unobservable input, liabilities		100.00%		100.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		100.00%		100.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities		¥ 7,600	6,600
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities		7,600	¥ 6,600
Equity price risk
Financial risk management
Percentage of reasonably possible increase in unobservable input, liabilities			10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities			10.00%
Financial assets at fair value through other comprehensive income		66,600	¥ 105,000
Increase decrease in fair value measurement due to reasonably possible increase in uobservable input recognized in other comprehensive income after tax		6,600	10,500
Increase decrease in fair value measurement due to reasonably possible decrease in uobservable input recognized in other comprehensive income after tax		6,600	10,500
Increase decrease in fair value measurement due to reasonably possible increase in unobservable input recognized in comprehensive income loss after tax		6,600	10,500
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable input recognized in comprehensive income loss after tax		¥ 6,600	10,500
Convertible redeemable preference shares
Financial risk management
Total cash consideration	¥ 113,800
Unutilized borrowing capacity			¥ 12,500